Financing Receivables and Operating Lease Equipment - Schedule of Customer Financing Carrying Values Related to Major Aircraft Concentrations (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivables and Operating Lease Equipment [Line Items]
Operating lease equipment	$ 311	$ 352	$ 470
B-717
Financing Receivables and Operating Lease Equipment [Line Items]
Gross customer financing	447	478	563
Operating lease equipment		0	45
B747-8
Financing Receivables and Operating Lease Equipment [Line Items]
Gross customer financing	104	129	394
B-737
Financing Receivables and Operating Lease Equipment [Line Items]
Gross customer financing	112	156	186
Operating lease equipment	112	148	174
B-777
Financing Receivables and Operating Lease Equipment [Line Items]
Gross customer financing	$ 188	194	209
Operating lease equipment		194	209
MD-80 Aircraft
Financing Receivables and Operating Lease Equipment [Line Items]
Gross customer financing			96
B-757 Aircraft
Financing Receivables and Operating Lease Equipment [Line Items]
Gross customer financing			107
B747-400
Financing Receivables and Operating Lease Equipment [Line Items]
Gross customer financing		$ 43	$ 46